UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23086

WP Trust

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

M3Sixty Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO 64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 11/30/2016

Date of reporting period: 05/31/2016

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund and WP Income Plus Fund, each a series of the WP Trust, for the period ended May 31, 2016 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

WP Smaller Companies Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPSMX)

WP International Companies Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPITX)

WP Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPINX)

Series of the
WP Trust

SEMI-ANNUAL REPORT
May 31, 2016

Investment Adviser

Winning Points Advisers, LLC
129 NW 13th Street, Suite D-26
Boca Raton, Florida 33431

TABLE OF CONTENTS

INVESTMENT HIGHLIGHTS	1
SCHEDULES OF INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN	4
STATEMENTS OF ASSETS AND LIABILITIES	13
STATEMENTS OF OPERATIONS	14
STATEMENTS OF CHANGES IN NET ASSETS	15
FINANCIAL HIGHLIGHTS	18
NOTES TO FINANCIAL STATEMENTS	21
ADDITIONAL INFORMATION	32
INFORMATION ABOUT YOUR FUND’S EXPENSES	34
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS	36

WP Trust	SEMI-ANNUAL REPORT
WP Smaller Companies Income Plus Fund
INVESTMENT HIGHLIGHTS
May 31, 2016 (Unaudited)

The investment objective of the WP Smaller Companies Income Plus Fund (the “Fund” or “Smaller Companies Fund”) is total return. The Smaller Companies Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in unaffiliated mutual funds and exchange-traded funds (“ETFs”) that invest primarily in securities of small-capitalization issuers (“Underlying Small-Cap Funds”). The Smaller Companies Fund seeks to produce income through dividends paid on such Underlying Small-Cap Funds. The Smaller Companies Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy.

Winning Points Advisers, LLC (the “Adviser”) will generally buy and sell options linked to either the Russell 2000 Index or the S&P 500 Index. The portfolio managers will strategically allocate the Smaller Companies Fund’s resources to the Underlying Small-Cap Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle.

The Smaller Companies Fund may also sell put options on ETFs that the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Adviser generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The Smaller Companies Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Adviser generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will depend upon market conditions and the Adviser’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

The Smaller Companies Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

Allocation of Portfolio Holdings (% of Investments)
Excludes the Impact of Written Options
Short-Term Investments 15.86%
Put Options 0.02%
Exchange-Traded Funds 84.12%

The percentages in the above graph are based on the portfolio holdings of the Fund as of May 31, 2016 and are subject to change. For a detailed break-out of holdings by investment type, please refer to the Schedules of Investments.

WP Trust	SEMI-ANNUAL REPORT
WP International Companies Income Plus Fund
INVESTMENT HIGHLIGHTS
May 31, 2016 (Unaudited)

The investment objective of the WP International Companies Income Plus Fund (the “Fund” or “International Companies Fund”) is total return. The International Companies Fund seeks to meet its investment objective by investing in unaffiliated mutual funds and exchange-traded funds (“ETFs”) that invest primarily in equity securities and depositary receipts of internationally-domiciled issuers (“Underlying International Funds”). The International Companies Fund seeks to produce income through dividends paid on such Underlying International Funds. The International Companies Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy.

Winning Points Advisers, LLC (the “Adviser”) will generally buy and sell options linked to either the MSCI EAFE Index or the S&P 500 Index. The portfolio managers will strategically allocate the International Companies Fund’s resources to the Underlying International Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle.

The International Companies Fund may also sell put options on ETFs that the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Adviser generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The International Companies Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Adviser generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will depend upon market conditions and the Adviser’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

The International Companies Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

Allocation of Portfolio Holdings (% of Investments)
Excludes the Impact of Written Options
Short-Term Investments 18.21%
Put Options 0.02%
Exchange-Traded Funds 81.77%

The percentages in the above graph are based on the portfolio holdings of the Fund as of May 31, 2016 and are subject to change. For a detailed break-out of holdings by investment type, please refer to the Schedules of Investments.

WP Trust	SEMI-ANNUAL REPORT
WP Income Plus Fund
INVESTMENT HIGHLIGHTS
May 31, 2016 (Unaudited)

The investment objective of the WP Income Plus Fund (the “Fund” or “Income Fund”) is total return. The Income Fund seeks to meet its investment objective by investing approximately 80% in unaffiliated open- and closed-end mutual funds and exchange-traded funds that primarily invest in fixed-income securities (“Underlying Bond Funds”). The principal types of fixed-income securities in which the Underlying Bond Funds invest are bonds, U.S. Treasury and agency securities, and mortgage-backed and asset-backed securities. The Underlying Bond Funds may invest in fixed income securities of any credit or maturity. The Underlying Bond Funds’ investments in securities rated below investment-grade are also known as “junk bonds” and are speculative in nature. The Income Fund seeks to produce income through yield on the Underlying Bond Funds. The Income Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy.

Winning Points Advisers, LLC (the “Adviser”) will generally buy and sell options linked to either the Markit iBoxx USD Liquid High Yield Index or the S&P 500 Index. The portfolio managers will strategically allocate the Income Fund’s resources to the Underlying Bond Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle.

The Income Fund may also sell put options on ETFs that the portfolio managers believe are attractive for purchase at prices at or above the exercise price of the put options sold. The Adviser generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The Income Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Adviser generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will, again, depend upon market conditions and the portfolio managers’ assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

The Income Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

Allocation of Portfolio Holdings (% of Investments)
Excludes the Impact of Written Options

Closed-End Funds
10.85%
Put Options
0.01%
Exchange-Traded
Funds
89.14%

The percentages in the above graph are based on the portfolio holdings of the Fund as of May 31, 2016 and are subject to change. For a detailed break-out of holdings by investment type, please refer to the Schedules of Investments.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

EXCHANGE-TRADED FUNDS- 86.46%	Shares	Fair Value

Equity Funds - 86.46%
iShares Russell 2000 ETF (a)	16,700	$1,920,166

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,703,229)		1,920,166

OPTIONS PURCHASED (Cost $1,418) - 0.02% (b)		440

SHORT-TERM INVESTMENTS - 16.30%
Federated Government Obligations Fund - Institutional Class, 0.20% (c)	362,004	362,004
TOTAL SHORT-TERM INVESTMENTS (Cost $362,004)		362,004

TOTAL INVESTMENTS (Cost $2,066,651) – 102.78%		$2,282,610

OPTIONS WRITTEN (Proceeds $108,725) - (4.79%) (d)		(106,437)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.01%		44,617

NET ASSETS - 100%		$2,220,790

(a)	All or a portion of the security is segregated as collateral for call options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Rate shown represents the rate at May 31, 2016, is subject to change and resets daily.
(d)	Please refer to the Schedule of Written Options for details fo options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS PURCHASED - 0.02%

PUT OPTIONS PURCHASED - 0.02%
	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$1,640.00	7/15/2016	4	$340
CBOE S&P 500 Index	$1,740.00	6/17/2016	4	100
TOTAL PUT OPTIONS PURCHASED (Cost $1,418)				$440

TOTAL OPTIONS PURCHASED (Cost $1,418)				$440

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (4.79)%

CALL OPTIONS WRITTEN - (4.00)%	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$2,175.00	3/17/2017	5	$32,650
iShares Russell 2000 ETF	$125.00	1/20/2017	40	$6,960
iShares Russell 2000 ETF	$130.00	1/19/2018	121	49,187
TOTAL CALL OPTIONS WRITTEN (Proceeds $82,852)				$88,797

PUT OPTIONS WRITTEN - (0.79)%
SPDR S&P 500 ETF Trust	$175.00	3/17/2017	40	$17,640
TOTAL PUT OPTIONS WRITTEN (Proceeds $25,873)				$17,640

TOTAL OPTIONS WRITTEN (Proceeds $108,725)				$106,437

[1]	Each option contract is equivalent to 100 shares/units of the underlying ETF/Index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

EXCHANGE-TRADED FUNDS- 83.34%	Shares	Fair Value

Equity Funds - 83.34%
iShares MSCI EAFE ETF (a)	25,600	$1,494,528

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,396,432)		1,494,528

OPTIONS PURCHASED (Cost $1,418) - 0.03% (b)		440

SHORT-TERM INVESTMENTS - 18.56%
Federated Government Obligations Fund - Institutional Class, 0.20% (c)	332,773	332,773
TOTAL SHORT-TERM INVESTMENTS (Cost $332,773)		332,773

TOTAL INVESTMENTS (Cost $1,730,623) – 101.93%		$1,827,741

OPTIONS WRITTEN (Proceeds $74,763) - (3.82%) (d)		(68,466)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.89%		33,945

NET ASSETS - 100%		$1,793,220

(a)	All or a portion of the security is segregated as collateral for call options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Rate shown represents the rate at May 31, 2016, is subject to change and resets daily.
(d)	Please refer to the Schedule of Written Options for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS PURCHASED - 0.03%

PUT OPTIONS PURCHASED - 0.03%
	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$1,640.00	7/15/2016	4	$340
CBOE S&P 500 Index	$1,740.00	6/17/2016	4	100
TOTAL PUT OPTIONS PURCHASED (Cost $1,418)				$440

TOTAL OPTIONS PURCHASED (Cost $1,418)				$440

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (3.82)%

CALL OPTIONS WRITTEN - (2.84)%	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$2,175.00	3/17/2017	5	$32,650
iShares MSCI EAFE ETF	$70.00	1/19/2018	256	18,176
TOTAL CALL OPTIONS WRITTEN (Proceeds $48,893)				$50,826

PUT OPTIONS WRITTEN - (0.98)%
SPDR S&P 500 ETF Trust	$175.00	3/17/2017	40	$17,640
TOTAL PUT OPTIONS WRITTEN (Proceeds $25,870)				$17,640

TOTAL OPTIONS WRITTEN (Proceeds $74,763)				$68,466

[1]	Each option contract is equivalent to 100 shares/units of the underlying ETF/Index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

EXCHANGE-TRADED FUNDS- 85.73%	Shares	Fair Value

Debt Funds - 85.73%
iShares iBoxx $ High Yield Corporate Bond ETF (a)	50,300	$4,205,583

TOTAL EXCHANGE-TRADED FUNDS (Cost $4,099,380)		4,205,583

CLOSED END FUNDS- 10.44%

Closed End Funds - 10.44%
Alpine Total Dynamic Dividend Fund	31,500	235,935
Deutsche Global High Income Fund, Inc.	34,500	276,000
		511,935

TOTAL CLOSED END FUNDS (Cost $504,560)		511,935

OPTIONS PURCHASED (Cost $1,418) - 0.01% (b)		440

TOTAL INVESTMENTS (Cost $4,605,358) – 96.18%		$4,717,958

OPTIONS WRITTEN (Proceeds $204,687) - (3.58%) (c)		(175,723)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 7.40%		363,036

NET ASSETS - 100%		$4,905,271

(a)	All or a portion of the security is segregated as collateral for call options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Please refer to the Schedule of Written Options for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS PURCHASED - 0.01%

PUT OPTIONS PURCHASED - 0.01%
	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$1,640.00	7/15/2016	4	$340
CBOE S&P 500 Index	$1,740.00	6/17/2016	4	100
TOTAL PUT OPTIONS PURCHASED (Cost $1,418)				440

TOTAL OPTIONS PURCHASED (Cost $1,418)				$440

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (3.58)%

CALL OPTIONS WRITTEN - (1.92)%	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$2,175.00	3/17/2017	5	$32,650
iShares iBoxx High Yield Corporate Bond ETF	$84.00	1/19/2018	161	26,726
iShares iBoxx High Yield Corporate Bond ETF	$86.00	1/19/2018	342	35,055
TOTAL CALL OPTIONS WRITTEN (Proceeds $94,860)				94,431

PUT OPTIONS WRITTEN - (1.66)%
SPDR S&P 500 ETF Trust	$175.00	3/17/2017	40	17,640
iShares iBoxx High Yield Corporate Bond ETF	$78.00	1/19/2018	123	63,652
TOTAL PUT OPTIONS WRITTEN (Proceeds $109,827)				81,292

TOTAL OPTIONS WRITTEN (Proceeds $204,687)				$175,723

[1]	Each option contract is equivalent to 100 shares/units of the underlying ETF/Index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

	WP Smaller Companies Income Plus Fund	WP International Companies Income Plus Fund	WP Income Plus Fund
Assets:
Investments, at value	$2,282,610	$1,827,741	$4,717,958
Deposits at broker for written options	60,277	49,014	179,652
Receivables:
Interest	50	46	149
Investment securities sold	-	-	298,695
Prepaid expenses	4,580	4,580	4,580
Total assets	2,347,517	1,881,381	5,201,034

Liabilities:
Options written, at value	106,437	68,466	175,723
Payables:
Investment securities purchased	-	-	59,441
Due to advisor	2,381	1,934	5,146
Accrued distribution (12b-1) fees	431	347	980
Due to administrator	2,496	2,413	2,990
Due to custodian	-	-	36,771
Accrued Trustee fees	2,628	2,628	2,628
Accrued expenses	12,354	12,373	12,084
Total liabilities	126,727	88,161	295,763
Net Assets	$2,220,790	$1,793,220	$4,905,271

Sources of Net Assets:
Paid-in capital	$2,089,662	1,755,960	$4,734,617
Undistributed (accumulated) net realized gain (loss) on investments and options written	(46,143)	(23,562)	23,901
Undistributed (accumulated) net investment income (loss)	(40,977)	(42,593)	5,189
Net unrealized appreciation on investments and options written	218,248	103,415	141,564
Total Net Assets (Unlimited shares of beneficial interest authorized)	$2,220,790	$1,793,220	$4,905,271

Total Investments, at cost	$2,066,651	$1,730,623	$4,605,358
Proceeds from options written	$108,725	$74,763	$204,687

Institutional Class Shares:
Net assets	$2,220,790	$1,793,220	$4,905,271
Shares Outstanding (Unlimited shares of beneficial interest authorized)	206,768	174,986	465,487
Net Asset Value, Offering and Redemption Price Per Share	$10.74	$10.25	$10.54

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF OPERATIONS

May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

	WP Smaller Companies Income Plus Fund	WP International Companies Income Plus Fund	WP Income Plus Fund

	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	May 31, 2016 (a)	May 31, 2016 (a)	May 31, 2016 (a)
	(Unaudited)	(Unaudited)	(Unaudited)
Investment income:
Dividends	$4,279	$-	$60,868
Interest	216	102	511
Total investment income	4,495	102	61,379

Expenses:
Management fees (Note 5)	8,733	6,794	16,217
Distribution (12b-1) fees - Institutional Class	1,617	1,258	3,003
Accounting and transfer agent fees and expenses	6,872	6,513	8,258
Custodian fees	4,692	4,692	4,692
Pricing fees	4,692	4,692	4,692
Audit fees	6,423	6,423	6,423
Legal fees	4,505	4,504	4,505
Miscellaneous	2,815	2,815	2,815
Trustee fees and expenses	2,628	2,628	2,628
Interest expense	868	749	1,330
Registration and filing fees	899	899	899
Insurance	514	514	514
Reports to shareholders	214	214	214
Total expenses	45,472	42,695	56,190

Net investment income (loss)	(40,977)	(42,593)	5,189

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	-	-	46,191
Options purchased	(21,062)	(21,103)	(21,115)
Options written	(25,081)	(2,459)	(1,175)
Net realized gain (loss) on investments and options	(46,143)	(23,562)	23,901

Net change in unrealized appreciation (depreciation) on:
Investments	216,937	98,096	113,578
Options purchased	(978)	(978)	(978)
Options written	2,289	6,297	28,964
Net change in unrealized appreciation and options	218,248	103,415	141,564

Net gain on investments and options	172,105	79,853	165,465

Net increase in net assets resulting from operations	$131,128	$37,260	$170,654

(a)	The WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund and WP Income Plus Fund commenced operations on January 4, 2016.

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF CHANGES IN NET ASSETS

May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

WP Smaller Companies
Income Plus Fund

For the
Period Ended
May 31, 2016 (a)
(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(40,977)
Net realized loss on investments and options	(46,143)
Net unrealized appreciation on investments and options	218,248
Net increase in net assets resulting from operations	131,128

Capital transactions:
Net proceeds from shares sold	2,089,662
Reinvestment of distributions	-
Cost of shares redeemed	-
Net Increase in net assets from capital transactions	2,089,662

Increase in net assets	2,220,790

Net Assets:
Beginning of period	-

End of period	$2,220,790
Accumulated net investment loss	$(40,977)

Capital share transactions:
Shares sold	206,768
Shares reinvested	-
Shares redeemed	-
Net increase from capital share transactions	206,768

(a)	The WP Smaller Companies Income Plus Fund commenced operations on January 4, 2016.

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF CHANGES IN NET ASSETS

May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

WP International Companies
Income Plus Fund

For the
Period Ended
May 31, 2016 (a)
(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(42,593)
Net realized loss on investments and options	(23,562)
Net unrealized appreciation on investments and options	103,415
Net increase in net assets resulting from operations	37,260

Capital transactions:
Net proceeds from shares sold	1,755,960
Reinvestment of distributions	-
Cost of shares redeemed	-
Net Increase in net assets from capital transactions	1,755,960

Increase in net assets	1,793,220

Net Assets:
Beginning of period	-

End of period	$1,793,220
Accumulated net investment loss	$(42,593)

Capital share transactions:
Shares sold	174,986
Shares reinvested	-
Shares redeemed	-
Net increase from capital share transactions	174,986

(a)	The WP International Companies Income Plus Fund commenced operations on January 4, 2016.

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF CHANGES IN NET ASSETS

May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

WP Income Plus Fund

For the Period Ended May 31, 2016
(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$5,189
Net realized gain on investments and options	23,901
Net unrealized appreciation on investments and options	141,564
Net increase in net assets resulting from operations	170,654

Capital transactions:
Net proceeds from shares sold	4,734,617
Reinvestment of distributions	-
Cost of shares redeemed	-
Net Increase in net assets from capital transactions	4,734,617

Increase in net assets	4,805,271

Net Assets:
Beginning of period	100,000

End of period	$4,905,271
Accumulated undistributed net investment income	$5,189

Capital share transactions:
Shares sold	465,487
Shares reinvested	-
Shares redeemed	-
Net increase from capital share transactions	465,487

(a)	The WP Income Plus Fund commenced operations on January 4, 2016.

The accompanying notes are an integral part of these financial statements.

WP TRUST

FINANCIAL HIGHLIGHTS

May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	WP Smaller Companies
	Income Plus Fund

	For the
	Period Ended
	May 31, 2016 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment loss (b)	(0.25)
Net realized and unrealized gain on investments and options	0.99
Total from investment operations	0.74

Net Asset Value, End of Period	$10.74

Total Return (c)	7.40%	(d) (e)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$2,221

Ratios of expenses to average net assets: (h)	7.03%	(f) (g)

Ratios of net investment loss: (i)	(6.33)%	(f) (g)

Portfolio turnover rate	0.00%	(d)

(a)	The WP Smaller Companies Income Plus Fund commenced operations on January 4, 2016.
(b)	Net investment loss per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Total Return is for the period from January 16, 2016, the date of initial portfolio trades, through May 31, 2016.
(f)	Ratios are for the period from January 16, 2016, the date of initial expense accruals, through May 31, 2016.
(g)	Annualized.
(h)	Ratios do not include expenses of the investment companies in which the Fund invests.
(i)
Recoginition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.  The ratios do not include the net investment income or loss of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WP TRUST

FINANCIAL HIGHLIGHTS

May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	WP International Companies
	Income Plus Fund

	For the
	Period Ended
	May 31, 2016 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment loss (b)	(0.32)
Net realized and unrealized gain on investments and options	0.57
Total from investment operations	0.25

Net Asset Value, End of Period	$10.25

Total Return (c)	2.50%	(d) (e)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,793

Ratios of expenses to average net assets: (h)	8.48%	(f) (g)

Ratios of net investment loss: (i)	(8.46)%	(f) (g)

Portfolio turnover rate	0.00%	(d)

(a)	The WP International Companies Income Plus Fund commenced operations on January 4, 2016.
(b)	Net investment loss per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Total Return is for the period from January 16, 2016, the date of initial portfolio trades, through May 31, 2016.
(f)	Ratios are for the period from January 16, 2016, the date of initial expense accruals, through May 31, 2016.
(g)	Annualized.
(h)	Ratios do not include expenses of the investment companies in which the Fund invests.
(i)
Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.  The ratios do not include the net investment income or loss of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WP TRUST

FINANCIAL HIGHLIGHTS

May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	WP Income Plus Fund

	For the Period Ended May 31, 2016
	(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment income (b)	0.02
Net realized and unrealized gain on investments and options	0.52
Total from investment operations	0.54

Net Asset Value, End of Period	$10.54

Total Return (c)	5.40%	(d)(e)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$4,905

Ratios of expenses to average net assets: (h)	4.68%	(f)(g)

Ratios of net investment income: (i)	0.43%	(f)(g)

Portfolio turnover rate	64.98%	(d)

(a)	The WP Income Plus Fund commenced operations on January 4, 2016.
(b)	Net investment income per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Total Return is for the period from January 16, 2016, the date of initial portfolio trades, through May 31, 2016.
(f)	Ratios are for the period from January 16, 2016, the date of initial expense accruals, through May 31, 2016.
(g)	Annualized.
(h)	Ratios do not include expenses of the investment companies in which the Fund invests.
(i)
Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.  The ratios do not include the net investment income or loss of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The WP Family of Funds (the “Funds”) are series of WP Trust (the “Trust”). The Trust was organized on August 11, 2015 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The following series of the WP Family of Funds: (i) WP Smaller Companies Income Plus Fund (“Smaller Companies Fund”), (ii) WP International Companies Income Plus Fund (“International Companies Fund”), and (iii) WP Income Plus Fund (“Income Fund”) (each a “Fund” and collectively, the “Funds”) are each an open-end management investment company and separate series of the Trust. The Funds are non-diversified Funds. As non-diversified Funds, the Funds may invest a significant portion of their assets in a small number of companies.

The investment objective of each Fund is total return. The Funds’ investment adviser is Winning Points Advisers, LLC (the “Adviser”). The Funds offer one class of shares, Institutional Class shares. The Smaller Companies Fund and International Companies Fund commenced operations on January 4, 2016. The Income Fund commenced operations on December 16, 2015.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)	Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)       Options – The Funds' option strategies consist of selling and purchasing put and call options on equity indexes, bond indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Funds, but exposes them to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premiums paid by the Funds for the options. The sale of call options generates income for the Funds, but may limit the Funds’ participation in equity market gains. The Funds’ investment adviser seeks to reduce the overall volatility of returns for the Funds by managing a portfolio of options. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Funds give up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Funds. The Funds will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

c)       Exchange Traded Funds – The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

d)       Federal Income Taxes – The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the period ended May 31, 2016, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statements of operations. During the period ended May 31, 2016, the Funds did not incur any interest or penalties. The Funds identify its major tax jurisdictions as U.S. Federal and Delaware state.

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the period ended May 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

e)       Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

f)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)       Common Expenses - Common expenses of the Trust are allocated among the Funds within the Trust either based on relative net assets of each Fund, divided equally among the Funds or allocated to specific Funds.  The allocations are dependent upon the nature of the services performed and the relative applicability to each Fund.  Other allocations may also be approved from time to time by the Trustees.

h)       Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactins by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2.	SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees have adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Fair Value Measurements

A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value and are categorized as Level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of May 31, 2016.

Smaller Companies Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$1,920,166	$-	$-	$1,920,166
Put Options Purchased	440	-	-	440
Short-Term Investments	362,004	-	-	362,004
Total Assets	$2,282,610	$-	$-	$2,282,610

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Smaller Companies Fund
Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$88,797	$-	$-	$88,797
Put Options Written	17,640	-	-	17,640
Total Liabilities	$106,437	$-	$-	$106,437

International Companies Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$1,494,528	$-	$-	1,494,528
Put Options Purchased	440	-	-	440
Short-Term Investments	332,773	-	-	332,773
Total Assets	$1,827,741	$-	$-	$1,827,741

International Companies Fund
Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$50,826	$-	$-	$50,826
Put Options Written	17,640	-	-	17,640
Total Liabilities	$68,466	$-	$-	$68,466

Income Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Closed-End Funds (2)	$511,935	$-	$-	$511,935
Exchange-Traded Funds (2)	4,205,583	-	-	4,205,583
Put Options Purchased	440	-	-	440
Total Assets	$4,717,958	$-	$-	$4,717,958

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Income Fund
Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$94,431	$-	$-	$94,431
Put Options Written	81,292	-	-	81,292
Total Liabilities	$175,723	$-	$-	$175,723

(1)	As of and during the period ended May 31, 2016, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All common stock, closed-end funds and exchange traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and closed-end funds and ETFs by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the period ended May 31, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

3.	DERIVATIVES TRANSACTIONS

As of May 31, 2016, portfolio securities valued at $1,920,166, $1,494,528 and $3,315,321 were held in escrow by the custodian as cover for options written by the Smaller Companies Fund, International Companies Fund and Income Fund, respectively.

Transactions in options written during the period ended May 31, 2016 were as follows:

Smaller Companies Fund	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of year	-	$-
Options written	388	247,033
Options covered	(194)	(141,949)
Options exercised	-	-
Options expired	(28)	(22,232)
Options outstanding end of year	166	$82,852

Smaller Companies Fund	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of year	-	$-
Options written	80	49,251
Options covered	(40)	(23,378)
Options exercised	-	-
Options expired	-	-
Options outstanding end of year	40	$25,873

* One option contract is equivalent to one hundred shares/units of the underlying ETF/Index.

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

International Companies Fund	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of year	-	$-
Options written	368	196,412
Options covered	(79)	(125,249)
Options exercised	-	-
Options expired	(28)	(22,270)
Options outstanding end of year	261	$48,893

International Companies Fund	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of year	-	$-
Options written	80	49,379
Options covered	(40)	(23,509)
Options exercised	-	-
Options expired	-	-
Options outstanding end of year	40	$25,870

* One option contract is equivalent to one hundred shares/units of the underlying ETF/Index.

Income Fund	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of year	-	$-
Options written	617	242,437
Options covered	(79)	(125,078)
Options exercised	-	-
Options expired	(30)	(22,499)
Options outstanding end of year	508	$94,860

Income Fund	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of year	-	$-
Options written	243	134,692
Options covered	(80)	(24,865)
Options exercised	-	-
Options expired	-	-
Options outstanding end of year	163	$109,827

* One option contract is equivalent to one hundred shares/units of the underlying ETF/Index.

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

As of May 31, 2016, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Smaller Companies Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$440	$440
Total Assets		$440	$440

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$88,797	$88,797
Put options written	Options written, at value	17,640	17,640
Total Liabilities		$106,437	$106,437

International Companies Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$440	$440
Total Assets		$440	$440

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$50,826	$50,826
Put options written	Options written, at value	17,640	17,640
Total Liabilities		$68,466	$68,466

Income Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$440	$440
Total Assets		$440	$440

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$94,431	$94,431
Put options written	Options written, at value	81,292	81,292
Total Liabilities		$175,723	$175,723

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the period ended May 31, 2016, are recorded in the following locations in the Statement of Operations:

Smaller Companies Fund:
Net change in unrealized appreciation/ (depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(978)	$(978)
Call options written	Options written	(5,944)	(5,944)
Put option written	Options written	8,233	8,233
		$1,311	$1,311

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Call options purchased	Options purchased	$(16,964)	$(16,964)
Put options purchased	Options purchased	(4,098)	(4,098)
Call options written	Options written	(35,201)	(35,201)
Put option written	Options written	10,120	10,120
		$(46,143)	$(46,143)

International Companies Fund:
Net change in unrealized appreciation/ (depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(978)	$(978)
Call options written	Options written	(1,933)	(1,933)
Put option written	Options written	8,230	8,230
		$5,319	$5,319

Net realized gain (loss) on:	Location	Equity Contracts	Total
Call options purchased	Options purchased	$(16,960)	$(16,960)
Put options purchased	Options purchased	(4,143)	(4,143)
Call options written	Options written	(12,709)	(12,709)
Put option written	Options written	10,250	10,250
		$(23,562)	$(23,562)

Income Fund:
Net change in unrealized appreciation/ (depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(978)	$(978)
Call options written	Options written	429	429
Put option written	Options written	28,535	28,535
		$27,986	$27,986

Net realized gain (loss) on:	Location	Equity Contracts	Total
Call options purchased	Options purchased	$(16,982)	$(16,982)
Put options purchased	Options purchased	(4,133)	(4,133)
Call options written	Options written	(12,606)	(12,606)
Put option written	Options written	11,431	11,431
		$(22,290)	$(22,290)

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

The following tables present the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of May 31, 2016.

Smaller Companies Fund:
Liabilities:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$106,437	(1)	$106,437	(2)	$-	$-
Total	$106,437	(1)	$106,437	(2)	$-	$-

International Companies Fund:
Liabilities:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$68,466	(1)	$68,466	(2)	$-	$-
Total	$68,466	(1)	$68,466	(2)	$-	$-

Income Fund:
Liabilities:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$175,723	(1)	$175,723	(2)	$-	$-
Total	$175,723	(1)	$175,723	(2)	$-	$-

(1)	Written options at value as presented in the Funds’ Schedules of Written Options.
(2)	The amounts are limited to the derivative liability balances and accordingly do not include excess collateral pledged.

4.	INVESTMENT TRANSACTIONS

For the period ended May 31, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Smaller Companies Fund	$1,703,229	$-
International Companies Fund	1,396,432	-
Income Fund	6,452,644	1,894,894

There were no government securities purchased or sold during the period.

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser will receive a monthly management fee equal to an annual rate of 1.35% of each Fund's net assets. For the period ended May 31, 2016, the Adviser earned management fees as follows:

Management Fees
Smaller Companies Fund	$8,733
International Companies Fund	6,794
Income Fund	16,217

An Interested Trustee is also a managing member of the Adviser.

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”), formerly Matrix 360 Administration, LLC. Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Funds including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds' portfolio securities; (d) pricing the Funds' shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds' legal compliance; (j) maintaining shareholder account records.

For the period ended May 31, 2016, amounts paid to M3Sixty, including out of pocket expenses, were as follows:

ICSA Fees
Smaller Companies Fund	$6,872
International Companies Fund	6,513
Income Fund	8,258

Certain officers of the Funds are also employees or officers of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Fund. The Distributor serves as underwriter/distributor of the Fund.

The Distributor is an affiliate of M3Sixty.

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Funds may expend up to 0.25% for Institutional Class shares of the Funds’ average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The Plan for the Institutional Class shares of the Funds took effect October 14, 2015. For the period ended May 31, 2016, the Funds accrued 12b-1 expenses attributable to Institutional Class shares as follows:

12b-1 Fees
Smaller Companies Fund	$1,617
International Companies Fund	1,258
Income Fund	3,003

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2016 were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Smaller Companies Fund	$1,956,676	$225,170	$(5,673)	$219,497
International Companies Fund	1,654,611	108,482	(3,818)	104,664
Income Fund	4,399,422	154,092	(11,279)	142,813

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to mark-to-market on section 1256 contracts.
The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year and will be provided at the end of the current fiscal year ending November 30, 2016.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of May 31, 2016, the Fund had no capital loss carryforwards for federal income tax purposes.

There were no distributions paid during the period ended May 31, 2016.

7.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

WP Trust	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
May 31, 2016 (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Funds did not pay any distributions during the period ended May 31, 2016.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2017 to determine the calendar year amounts to be included on their 2016 tax returns. Shareholders should consult their own tax advisors.

WP Trust	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
May 31, 2016 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix Capital Group, Inc. and M3Sixty Administration LLC. Each Trustee who is not an “interested person” receives a fee of $2,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The Statement of Additional Information of the Trust includes additional information about the Funds’ Trustees and is available upon request, without charge, by calling (877) 244-6235.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Donald H. Baxter	$ 825	None	None	$ 2,475
Ronald F. Rohe	$ 825	None	None	$ 2,475
Michael G. Rogan	$ 825	None	None	$ 2,475
Interested Trustees and Officers
Charles S. Stoll	None	Not Applicable	Not Applicable	None
Andras P. Teleki	None	Not Applicable	Not Applicable	None
Larry E. Beaver	None	Not Applicable	Not Applicable	None
Brandon Byrd	None	Not Applicable	Not Applicable	None
Ted Akins	None	Not Applicable	Not Applicable	None
Jeremiah Hierseman	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers four (4) series of shares.
[2]	Figures are for the period ended May 31, 2016.

WP Trust	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the period since inception from 01/16/16 through 05/31/16

	Beginning Account Value (01/16/2016)	Annualized Expense Ratio for the Period	Ending Account Value (05/31/2016)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Smaller Companies Fund (+7.40%)	$1,000.00	7.03%	$1,074.00	$27.29
International Companies Fund (+2.50%)	$1,000.00	8.48%	$1,025.00	$32.14
Income Fund (+5.40%)	$1,000.00	4.68%	$1,054.00	$17.99

Expenses and Value of a $1,000 Investment for the six month period from 12/01/15 through 05/31/16

	Beginning Account Value (12/01/2015)	Annualized Expense Ratio for the Period	Ending Account Value (05/31/2016)	Expenses Paid During Period (b)
Hypothetical 5% Return
Smaller Companies Fund	$1,000.00	7.03%	$989.80	$34.97
International Companies Fund	$1,000.00	8.48%	$982.60	$42.03
Income Fund	$1,000.00	4.68%	$1,001.60	$23.42

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 137/366 to reflect the period January 16, 2016, the date of initial expense accruals through May 31, 2016.
(b)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

WP Trust	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated December 31, 2015 for the Fund were as follows:
Smaller Companies Fund	2.59%
International Companies Fund	2.59%
Income Fund	2.59%

Total Gross Operating Expenses during the period since inception from January 16, 2016 through May 31, 2016 were 7.03%, 8.48% and 4.68% for the Smaller Companies Fund, International Companies Fund and Income Fund, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during period since inception from January 16, 2016 through May 31, 2016.

WP TRUST
BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT BY AND BETWEEN THE TRUST AND WINNING POINTS ADVISORS, LLC (Unaudited)

On October 14, 2015, the Board of Trustees (the “Board” or the “Trustees”) of WP Trust (the “Trust”), comprised entirely of Trustees who are not “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), met in person to review and discuss approving the Investment Advisory Agreement between the Trust and Winning Points Advisors, LLC (the “Adviser”) with respect to the WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund and WP Income Plus Fund (the “Funds”).

With the assistance and advice of independent counsel, the Trustees had requested and received information prior to the meeting that they deemed relevant or necessary to consider in the approval process. In addition, they received a memorandum from independent counsel discussing, among other things, the fiduciary duties and responsibilities of the Board in reviewing and considering approval. The Trustees reviewed and discussed the foregoing information during a private session with their counsel and during the Board meeting. Counsel also reviewed with the Trustees the types of information and factors that they should and should not take into consideration in making their decision about approval. Throughout the process the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the other materials provided.

In assessing various factors in regard to approval, the Board took into consideration information prepared for the meeting, such as: (i) reports regarding the services and support to be provided to the Funds and their shareholders by the Adviser; (ii) information prepared by the Funds’ portfolio managers addressing the Adviser’s investment philosophy, investment strategy and operations; (iii) compliance reports and background concerning the Funds and the Adviser; (iv) proposed disclosure information to be contained in the registration statement of the Trust and the Form ADV of the Adviser; (v) information on relevant developments in the mutual fund industry and how the Funds and the Adviser proposed to respond to them; (vi) financial information about the Adviser; (vii) a description of the personnel at the Adviser involved with the Funds, their background, professional skills and accomplishments; (viii) information on investment advice, performance, summaries of proposed fund expenses, compliance program, current legal matters, and other general information about the Adviser; (ix) comparative expense and performance information for other mutual funds that are similar to the Funds; (x) where available, information about performance and fees relative to other accounts managed by the Adviser that might be considered comparable to the Funds in terms of investment style; and (xi) any soft-dollar or other “fall-out” or similar benefits to be realized by the Adviser from its relationship with the Funds.

The Board did not identify any particular factor or information that was most relevant to its consideration to approve the Investment Advisory Agreement and each Trustee may have afforded different weight to the various factors considered. Following is a summary of the Board’s consideration of various factors:

The Nature, Extent, and Quality of the Services Provided by the Adviser.

The Trustees considered various aspects of the nature, extent and quality of the services provided by the Adviser to the Funds. They considered the following, without limitation: the quality of the investment advisory services (including research and recommendations with respect to portfolio securities); the background, experience and professional ability and skill of the portfolio management personnel assigned to the Funds, noting the commitment to hire and retain qualified personnel to work on behalf of the Funds and their shareholders; the processes used for formulating investment recommendations and assuring compliance with each Funds’ investment objectives and limitations, as well as for assuring compliance with regulatory requirements, specifically noting that the Adviser had not reported any material compliance matter over the last year; the manner in which the Adviser seeks to satisfy their obligation to assure “best execution” in connection with securities transactions placed for the Funds, noting the Adviser’s policies and procedures on trading and brokerage, as well as expected average brokerage commissions paid; the investment strategies and sources of information upon which the Adviser expects to rely in making investment decisions for the Funds; where applicable, the fees charged to and the performance of other accounts managed by the Adviser similar to the Funds; the oversight of the Funds’ portfolios by the Adviser; the Adviser’s succession plan and business continuity plan; and the coordination of services for the Funds among the service providers, Trust management and the Trustees.

After reviewing and considering the foregoing information and further information in the materials provided by the Adviser (including its Form ADV), the Board concluded, in light of all the facts and circumstances, that the expected nature, extent and quality of the services to be provided by the Adviser were satisfactory and adequate for the Funds.

The Costs of the Services to be provided and Profits Expected to be realized by the Adviser from its Relationships with the Funds.

In considering these factors, the Trustees took into consideration the overall expenses of each Fund, including the nature and frequency of advisory fee payments, the expected asset levels of each Fund and the expenses of the Funds as compared to the expenses of a group of funds that may be considered similar, noting that the expenses of the Funds was within the range of expenses incurred by the other Funds in its group. The Trustees also took into consideration the information provided about the financial condition and profitability of the Adviser and the level of commitment to the Funds by the principals of the Adviser to their roles for the Funds.

The Trustees also considered the fees charged by the Adviser to comparable accounts they manage in a similar style and noted that, typically, the fees charged to the Funds were similar to fees charged to other accounts managed by the Adviser. The Trustees used this information as a potential gauge for what fees might be considered reasonable for similar investment services, although they also considered that accounts identified as similar for this purpose may also have material differences that impact their overall comparability, such as differences in the range of the investor base served by the account; the average account size; the customization of fees, services and reporting available; the daily liquidity, redemptions and turnover that might occur in a mutual fund that might not be the case in other accounts; the regulatory requirements applicable to a fund that do not apply to many non-fund accounts; and the Board oversight applicable to funds that does not apply to most other types of accounts; to name a few. The Trustees took into consideration these potential differences when assessing both performance and fee information with respect to comparable accounts.

After further consideration of these elements, the Board concluded, in light of all the facts and circumstances, that the costs of the services provided to the Funds and the profits expected to be realized by the Adviser from its relationship with the Funds were satisfactory.

Other Benefits Derived by the Adviser from its Relationships with the Funds and Conflicts of Interest.

The Trustees also considered other benefits that the Adviser derives from their relationship with the Funds (sometimes referred to as “fall-out” benefits) and conflicts of interest. In particular, the Trustees considered that the Adviser may use “soft dollars,” or Fund commissions, to obtain research, and noted in addition to the amount of soft dollars reported that (i) Adviser reports it will select broker-dealers on the basis of best execution, even though some of the broker-dealers it selects also provide research, (ii) the Adviser would only use “soft dollars” within the Section 28(e) safe harbor, which requires the Adviser to determine that the commissions paid were reasonable in relation to the value of the research received, and (iii) the Adviser would use the research received to implement its investment strategy generally, which benefits the Funds as well as the Adviser’s other accounts.

After reviewing and considering the foregoing information and other information they deemed relevant with regard to these matters, the Board concluded, in light of all the facts and circumstances, that the other benefits derived by the Adviser from its relationships with the Funds were satisfactory.

Economies of Scale.

The Trustees also considered the extent to which economies of scale would be realized if the Funds grow and whether the total expense ratios reflect those economies of scale for the benefit of the Funds' shareholders. In this regard, the Trustees considered the expenses of the Funds and the potential for sharing with shareholders any economies of scale that are realized from Fund growth.

After considering these factors, the Board concluded, in light of all the facts and circumstances, that the fee levels and breakpoints were satisfactory and adequate to reflect economies of scale for the benefit of the Funds’ shareholders if the Funds grow.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, approved the Investment Advisory Agreement, and determined that the compensation payable under each of the agreements was fair, reasonable and within a range of what could have been negotiated at arm’s-length in light of all the surrounding circumstances, including the services to be rendered and such other matters as the Board considered to be relevant.

WP TRUST
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Winning Points Advisers, LLC
129 NW 13th Street
Suite D-26
Boca Raton, FL 33431

ADMINISTRATOR & TRANSFER AGENT
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
106 West 32nd Street
New York, NY 10001

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Graydon Head & Ritchey LLP
15 West Center Street
Lawrenceburg, IN 47025

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
 Cincinnati, OH 45263

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Privacy Notice

FACTS	WHAT DOES WP TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully  to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us.  This information can include:
▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons 360 Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does WP Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (877) 244-6235

Who we are
Who is providing this notice?	WP Trust M3Sixty Administration, LLC (Administrator) Matrix Capital Group, Inc. (Distributor)
What we do
How does WP Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer  safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does WP Trust collect my personal information?
We collect your personal information, for example, when you
▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tell us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪ M3Sixty Administration, LLC and Matrix Capital Group, Inc., could each be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ WP Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ WP Trust does not jointly market.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WP Trust

/s/ Charles S. Stoll
By Charles S. Stoll
Principal Executive Officer,
Date: August 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Charles S. Stoll
By Charles S. Stoll
Principal Executive Officer,
Date: August 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Principal Financial Officer
Date: August 3, 2016